Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Income [Abstract]
Bank interest income	$ 4	$ 8	$ 2
Sundry income	8	5	4
Government grants – Employment Support Scheme			832
Total	$ 12	$ 13	$ 838